UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

STATE STREET NAVIGATOR
SECURITIES LENDING TRUST

QUARTERLY REPORT
March 31, 2015

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

Quarterly Report
March 31, 2015

Table of Contents

Shedules of Investments
State Street Navigator Securities Lending Prime Portfolio	1
State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio	8
State Street Navigator Securities Lending MET Portfolio	12

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 2.4%
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.310%	06/15/2015	06/15/2015	$100,000,000	$99,935,417
P-1, A-1+	Kells Funding LLC (a)(b)	0.190%	04/28/2015	04/28/2015	172,791,000	172,766,377
P-1, A-1+	Kells Funding LLC (a)(b)	0.210%	05/26/2015	05/26/2015	105,000,000	104,966,313
P-1, A-1+	Kells Funding LLC (a)(b)	0.210%	05/27/2015	05/27/2015	55,000,000	54,982,033
P-1, A-1+	Kells Funding LLC (a)(b)	0.215%	06/23/2015	06/23/2015	100,000,000	99,950,431
P-1, A-1	Ridgefield Funding Co. LLC (a)(b)	0.310%	06/02/2015	06/02/2015	100,000,000	99,946,611

TOTAL ASSET BACKED COMMERCIAL PAPER	632,547,182

	FINANCIAL COMPANY COMMERCIAL PAPER — 20.8%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)	0.256%	04/13/2015	04/13/2015	45,000,000	45,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.256%	04/13/2015	07/13/2015	25,000,000	25,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.275%	04/15/2015	10/15/2015	64,000,000	64,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.275%	04/15/2015	10/15/2015	64,000,000	64,000,000
P-1, A-1	BNP Paribas (a)	0.230%	05/04/2015	05/04/2015	100,000,000	99,978,917
P-1, A-1	BNP Paribas (a)	0.250%	05/22/2015	05/22/2015	250,000,000	249,911,458
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.215%	04/02/2015	04/02/2015	65,000,000	64,999,612
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.215%	04/07/2015	04/07/2015	70,000,000	69,997,492
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	07/20/2015	07/20/2015	100,000,000	99,938,889
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.220%	07/31/2015	07/31/2015	125,000,000	124,907,569
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.180%	04/28/2015	04/28/2015	70,000,000	69,990,550
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.205%	05/28/2015	05/28/2015	50,000,000	49,983,771
P-1, A-1	DnB Bank ASA (a)(c)	0.200%	05/18/2015	05/18/2015	150,000,000	149,960,833
P-1, A-1	DnB Bank ASA (a)(c)	0.205%	05/22/2015	05/22/2015	250,000,000	249,927,396
P-1, A-1	DnB Bank ASA (a)(c)	0.195%	06/15/2015	06/15/2015	125,000,000	124,949,219
P-1, A-1	DnB Bank ASA (a)(c)(d)	0.292%	05/26/2015	11/23/2015	100,000,000	100,000,000
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.210%	05/20/2015	05/20/2015	50,000,000	49,985,708
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.210%	05/21/2015	05/21/2015	75,000,000	74,978,125
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.210%	06/30/2015	06/30/2015	50,000,000	49,973,750
P-1, A-1+	General Electric Capital Corp. (a)	0.220%	05/18/2015	05/18/2015	34,000,000	33,990,234
P-1, A-1+	General Electric Capital Corp. (a)(d)	0.233%	04/07/2015	09/03/2015	30,000,000	30,000,000
P-1, A-1+	General Electric Capital Corp. (a)(d)	0.263%	04/07/2015	10/30/2015	30,000,000	30,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.265%	04/10/2015	09/10/2015	60,000,000	60,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.310%	06/22/2015	12/21/2015	132,000,000	132,000,000
P-1, A-1+	National Australia Bank (a)(c)(d)	0.255%	04/08/2015	07/08/2015	135,000,000	135,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.200%	06/17/2015	06/17/2015	105,000,000	104,955,083
P-1, A-1+	NRW Bank (a)(c)	0.145%	04/22/2015	04/22/2015	325,000,000	324,972,510
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.235%	04/09/2015	04/09/2015	65,000,000	64,996,606
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.205%	05/08/2015	05/08/2015	275,000,000	274,942,059
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.230%	06/10/2015	06/10/2015	100,000,000	99,955,278
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.230%	06/19/2015	06/19/2015	50,000,000	49,974,764
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.250%	07/07/2015	07/07/2015	190,000,000	189,872,014
P-1, A-1	Societe Generale (a)(c)	0.250%	05/04/2015	05/04/2015	200,000,000	199,954,167
P-1, A-1	Societe Generale (a)(c)	0.260%	06/11/2015	06/11/2015	100,000,000	99,948,722
P-1, A-1	Standard Chartered Bank (a)(c)	0.230%	05/13/2015	05/13/2015	200,000,000	199,946,333

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1	Standard Chartered Bank (a)	0.240%	06/09/2015	06/09/2015	$200,000,000	$199,908,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.240%	05/01/2015	05/01/2015	400,000,000	399,920,000
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.175%	05/26/2015	05/26/2015	115,000,000	114,969,254
P-1, A-1	Swedbank AB (a)	0.225%	06/01/2015	06/01/2015	102,500,000	102,460,922
P-1, A-1	Swedbank AB (a)	0.225%	06/02/2015	06/02/2015	200,000,000	199,922,500
P-1, A-1	Swedbank AB (a)	0.235%	06/25/2015	06/25/2015	95,000,000	94,947,288
P-1, A-1	Swedbank AB (a)	0.250%	07/06/2015	07/06/2015	150,000,000	149,900,000
P-1, A-1+	Toyota Motor Credit Corp. (a)(d)	0.245%	04/07/2015	07/07/2015	78,000,000	78,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)	0.266%	04/24/2015	04/24/2015	90,000,000	90,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.273%	04/27/2015	10/26/2015	41,000,000	41,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.288%	04/13/2015	03/11/2016	75,000,000	75,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER	5,404,019,023

	CERTIFICATES OF DEPOSIT — 37.1%
P-1, A-1	Bank of Montreal	0.180%	05/11/2015	05/11/2015	56,000,000	56,000,000
P-1, A-1	Bank of Montreal	0.210%	05/15/2015	05/15/2015	150,000,000	150,000,000
P-1, A-1	Bank of Montreal	0.220%	05/15/2015	05/15/2015	64,000,000	64,000,000
P-1, A-1	Bank of Montreal	0.200%	06/18/2015	06/18/2015	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.180%	06/23/2015	06/23/2015	71,000,000	71,000,000
P-1, A-1	Bank of Montreal (d)	0.317%	04/20/2015	09/15/2015	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.245%	04/07/2015	07/06/2015	160,000,000	160,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.305%	04/07/2015	09/04/2015	137,702,000	137,702,000
P-1, A-1	Bank of Nova Scotia (d)	0.273%	04/07/2015	11/05/2015	158,000,000	158,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.293%	05/26/2015	11/24/2015	150,000,000	150,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.275%	04/10/2015	12/04/2015	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	04/15/2015	04/15/2015	300,000,000	300,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	05/29/2015	05/29/2015	310,000,000	310,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	06/24/2015	06/24/2015	250,000,000	250,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	06/26/2015	06/26/2015	100,000,000	100,000,000
P-1, A-1	Barclays Bank	0.270%	05/15/2015	05/15/2015	200,000,000	200,000,000
P-1, A-1	Barclays Bank	0.270%	06/02/2015	06/02/2015	500,000,000	500,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.333%	04/07/2015	09/02/2015	82,621,000	82,621,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.295%	04/16/2015	02/16/2016	141,000,000	141,000,000
P-1, A-1	Chase Bank USA NA (d)	0.273%	04/27/2015	10/26/2015	75,000,000	75,000,000
P-1, A-1	Chase Bank USA NA (d)	0.275%	04/09/2015	11/09/2015	120,000,000	120,000,000
P-1, A-1	Citibank NA	0.250%	06/05/2015	06/05/2015	75,000,000	75,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.270%	06/01/2015	06/01/2015	200,000,000	200,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.270%	06/01/2015	06/01/2015	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.280%	07/06/2015	07/06/2015	250,000,000	250,000,000
P-1, A-1	Credit Suisse	0.220%	05/05/2015	05/05/2015	300,000,000	300,000,000
P-1, A-1	Credit Suisse (d)	0.357%	04/13/2015	06/11/2015	47,000,000	47,003,980
P-1, A-1	ING Bank NV	0.260%	06/02/2015	06/02/2015	115,000,000	115,000,000
P-1, A-1	ING Bank NV	0.280%	06/15/2015	06/15/2015	165,000,000	165,000,000
P-1, A-1	ING Bank NV	0.300%	07/01/2015	07/01/2015	425,000,000	425,000,000
P-1, A-1	Norinchukin Bank	0.190%	04/23/2015	04/23/2015	189,000,000	189,000,000
P-1, A-1	Norinchukin Bank	0.240%	05/01/2015	05/01/2015	157,000,000	157,005,222
P-1, A-1	Norinchukin Bank	0.260%	06/03/2015	06/03/2015	200,000,000	200,000,000
P-1, A-1	Rabobank Nederland NV	0.210%	04/07/2015	04/07/2015	50,000,000	50,000,000
P-1, A-1	Rabobank Nederland NV	0.210%	05/04/2015	05/04/2015	100,000,000	100,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Rabobank Nederland NV	0.200%	05/05/2015	05/05/2015	$156,000,000	$156,000,000
P-1, A-1	Rabobank Nederland NV	0.230%	06/17/2015	06/17/2015	102,000,000	102,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.237%	04/13/2015	09/11/2015	215,000,000	215,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.246%	04/13/2015	05/13/2015	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.246%	04/20/2015	05/20/2015	99,000,000	99,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.275%	04/10/2015	09/10/2015	76,000,000	76,000,000
P-1, A-1+	Skandinaviska Enskilda Banken AB (d)	0.245%	04/07/2015	08/07/2015	175,000,000	175,000,000
P-1, A-1	Societe Generale	0.250%	05/04/2015	05/04/2015	189,000,000	189,000,000
P-1, A-1	Societe Generale	0.270%	06/29/2015	06/29/2015	75,000,000	75,000,000
P-1, A-1	Standard Chartered Bank	0.200%	04/21/2015	04/21/2015	95,000,000	95,000,000
P-1, A-1	Standard Chartered Bank	0.210%	04/27/2015	04/27/2015	38,000,000	38,000,000
P-1, A-1	Standard Chartered Bank	0.210%	04/30/2015	04/30/2015	38,000,000	38,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	04/09/2015	04/09/2015	300,000,000	300,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.270%	06/08/2015	06/08/2015	175,000,000	175,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.270%	06/29/2015	06/29/2015	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.210%	05/06/2015	05/06/2015	235,000,000	235,001,142
P-1, A-1+	Svenska Handelsbanken AB	0.205%	05/18/2015	05/18/2015	75,000,000	75,000,489
P-1, A-1+	Svenska Handelsbanken AB	0.205%	06/19/2015	06/19/2015	125,000,000	125,001,371
P-1, A-1+	Toronto Dominion Bank (d)	0.246%	04/20/2015	07/20/2015	133,000,000	133,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.243%	04/21/2015	07/21/2015	146,000,000	146,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.272%	05/22/2015	08/24/2015	173,000,000	173,000,000
P-1, A-1	UBS AG	0.245%	06/08/2015	06/08/2015	355,000,000	355,000,000
P-1, A-1+	Wells Fargo Bank NA	0.251%	04/08/2015	04/08/2015	122,000,000	122,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.272%	04/13/2015	07/13/2015	200,000,000	200,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.292%	06/03/2015	09/03/2015	150,000,000	150,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.308%	06/12/2015	03/03/2016	175,000,000	175,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.304%	06/08/2015	03/07/2016	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT	9,668,335,204

	OTHER NOTES — 5.7%
P-1, A-1	Bank of America NA	0.240%	06/02/2015	06/02/2015	105,000,000	105,000,000
P-1, A-1	Bank of America NA	0.240%	06/08/2015	06/08/2015	93,000,000	93,000,000
P-1, A-1	Bank of America NA	0.240%	06/12/2015	06/12/2015	37,000,000	37,000,000
P-1, A-1	Bank of America NA	0.260%	07/06/2015	07/06/2015	80,000,000	80,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.050%	04/01/2015	04/01/2015	305,000,000	305,000,000
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.424%	06/08/2015	04/06/2016	115,000,000	115,000,000
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.377%	04/22/2015	04/22/2016	85,000,000	85,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	04/01/2015	04/01/2015	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.491%	06/16/2015	12/16/2015	82,000,000	82,115,781
P-1, A-1+	Royal Bank of Canada (d)	0.344%	04/07/2015	04/06/2016	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.030%	04/01/2015	04/01/2015	75,000,000	75,000,000
P-1, A-1+	Svenska Handelsbanken AB (d)	0.346%	04/27/2015	09/23/2015	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.355%	06/10/2015	04/08/2016	70,000,000	70,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER NOTES - (continued)
P-1, A-1+	Wells Fargo Bank NA (d)	0.376%	04/20/2015	04/19/2016	$96,000,000	$96,000,000

TOTAL OTHER NOTES	1,488,115,781

	TREASURY REPURCHASE AGREEMENTS — 30.3%
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/19/2015 (collateralized by U.S. Treasury Notes, 2.125% - 3.625% due 02/15/2021 - 08/15/2021 valued at $2,500,081,260); expected proceeds $2,500,087,500	0.090%	04/02/2015	04/02/2015	2,500,000,000	2,500,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/30/2015 (collateralized by a U.S. Treasury Bond, 4.250% due 11/15/2040 and a U.S. Treasury Note, 3.125% due 05/15/2019 valued at $1,250,006,949); expected proceeds $1,250,024,306	0.100%	04/06/2015	04/06/2015	1,250,000,000	1,250,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Treasury Notes, 1.750% - 3.500% due 05/15/2020 - 05/15/2022 valued at $4,150,005,804); expected proceeds $4,150,005,764	0.050%	04/01/2015	04/01/2015	4,150,000,000	4,150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS	7,900,000,000

	OTHER REPURCHASE AGREEMENTS — 3.3%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by various Common Stocks valued at $135,000,028); expected proceeds $125,040,833	0.280%	04/01/2015	05/08/2015	125,000,000	125,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by various Corporate Bonds, 0.450% - 9.875% due 04/01/2015 - 10/15/2044 valued at $107,285,111); expected proceeds $100,069,417	0.210%	04/01/2015	07/24/2015	100,000,000	100,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/06/2015 (collateralized by a Asset Backed Security, 0.096% due 09/25/2043 and various Corporate Bonds, 0.000% - 8.750% due 07/15/2015 - 09/30/2110 valued at $113,739,368); expected proceeds $105,133,875	0.510%	04/01/2015	06/04/2015	$105,000,000	$105,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2015 (collateralized by a Corporate Bond, 0.000% due 10/10/2036, U.S. Treasury Inflation Index Bonds, 1.750% - 3.625% due 01/15/2028 - 02/15/2041 and U.S. Treasury Inflation Index Notes, 0.125% - 2.625% due 04/15/2015 - 01/15/2025 valued at $155,794,393); expected proceeds $150,060,917	0.430%	04/01/2015	05/04/2015	150,000,000	150,000,000
NR, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by various Common Stocks valued at $108,000,001); expected proceeds $100,095,000	0.380%	04/01/2015	06/25/2015	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/06/2015 (collateralized by various Common Stocks and a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025 valued at $161,800,956); expected proceeds $150,116,250	0.310%	04/01/2015	06/04/2015	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/13/2015 (collateralized by various Common Stocks and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2018 valued at $105,485,929); expected proceeds $100,122,306	0.370%	04/01/2015	07/10/2015	100,000,000	100,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/13/2015 (collateralized by various Asset Backed Securities, 0.000% - 4.809% due 05/14/2016 - 10/28/2043 and various Corporate Bonds, 0.000% - 0.216% due 11/15/2040 - 06/15/2044 valued at $32,400,832); expected proceeds $30,037,138	0.375%	04/10/2015	07/10/2015	$30,000,000	$30,000,000

TOTAL OTHER REPURCHASE AGREEMENTS	860,000,000

TOTAL INVESTMENTS(e)(f)† — 99.6%	25,953,017,190
Other Assets in Excess of Liabilities — 0.4%	107,140,688

NET ASSETS — 100.0%	$26,060,157,878

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.42% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 14.49% of net assets as of March 31, 2015.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2015.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes
†	Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

United States Generally Accepted Accounting Principles define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	25,953,017,190
Level 3 – Significant Unobservable Inputs	-
Total	$25,953,017,190

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

ASSET BACKED COMMERCIAL PAPER — 9.8%
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.310%	06/15/2015	06/15/2015	$25,000,000	$24,983,854
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.300%	07/13/2015	07/13/2015	80,000,000	79,931,334
P-1, A-1+	Kells Funding LLC (a)(b)	0.220%	04/22/2015	04/22/2015	77,000,000	76,990,118
P-1, A-1+	Kells Funding LLC (a)(b)	0.220%	05/12/2015	05/12/2015	25,000,000	24,993,736
P-1, A-1	Liberty Funding LLC (a)(c)	0.190%	05/11/2015	05/11/2015	70,000,000	69,985,222

TOTAL ASSET BACKED COMMERCIAL PAPER	276,884,264

FINANCIAL COMPANY COMMERCIAL PAPER — 19.2%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	07/09/2015	07/09/2015	50,000,000	49,972,500
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.230%	05/26/2015	05/26/2015	25,000,000	24,991,215
P-1, A-1	DnB Bank ASA (a)(c)	0.200%	05/05/2015	05/05/2015	50,000,000	49,990,555
P-1, A-1	DnB Bank ASA (a)(c)	0.195%	06/16/2015	06/16/2015	50,000,000	49,979,417
P-1, A-1+	General Electric Capital Corp. (a)	0.220%	05/18/2015	05/18/2015	15,000,000	14,995,692
P-1, A-1+	Nordea Bank AB (a)(c)	0.200%	06/17/2015	06/17/2015	12,000,000	11,994,867
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.220%	06/17/2015	06/17/2015	50,000,000	49,976,472
P-1, A-1	Societe Generale (a)(c)	0.250%	05/08/2015	05/08/2015	65,000,000	64,983,299
P-1, A-1	Standard Chartered Bank (a)(c)	0.240%	06/12/2015	06/12/2015	75,000,000	74,964,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.250%	04/06/2015	04/06/2015	50,000,000	49,998,264
P-1, A-1	Swedbank AB (a)	0.230%	06/09/2015	06/09/2015	70,000,000	69,969,142
P-1, A-1	Swedbank AB (a)	0.235%	06/25/2015	06/25/2015	30,000,000	29,983,354

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER	541,798,777

CERTIFICATES OF DEPOSIT — 31.7%
P-1, A-1	Bank of Montreal	0.180%	05/11/2015	05/11/2015	6,000,000	6,000,000
P-1, A-1	Bank of Montreal	0.200%	06/18/2015	06/18/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	05/29/2015	05/29/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	06/24/2015	06/24/2015	25,000,000	25,000,000
P-1, A-1	Barclays Bank	0.270%	05/15/2015	05/15/2015	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.260%	06/02/2015	06/02/2015	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.280%	06/15/2015	06/15/2015	50,000,000	50,000,000
P-1, A-1	Natixis	0.280%	06/01/2015	06/01/2015	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.190%	04/23/2015	04/23/2015	23,000,000	23,000,000
P-1, A-1	Norinchukin Bank	0.260%	06/03/2015	06/03/2015	75,000,000	75,000,000
P-1, A-1	Rabobank Nederland NV	0.230%	06/24/2015	06/24/2015	70,000,000	70,000,000
P-1, A-1	Societe Generale	0.250%	05/04/2015	05/04/2015	43,000,000	43,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.250%	06/17/2015	06/17/2015	50,000,000	50,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.230%	07/09/2015	07/09/2015	75,000,000	75,001,030
P-1, A-1+	Toronto Dominion Bank	0.175%	04/09/2015	04/09/2015	50,000,000	50,000,000
P-1, A-1	UBS AG	0.245%	06/08/2015	06/08/2015	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT	892,001,030

OTHER NOTES — 8.1%
P-1, A-1	Bank of America NA	0.240%	06/01/2015	06/01/2015	50,000,000	50,000,000
P-1, A-1	Bank of America NA	0.240%	06/12/2015	06/12/2015	37,000,000	37,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.050%	04/01/2015	04/01/2015	40,000,000	40,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER NOTES - (continued)
P-1, A-1	Lloyds Bank PLC	0.060%	04/01/2015	04/01/2015	$100,000,000	$100,000,000

TOTAL OTHER NOTES	227,000,000

	TREASURY DEBT — 16.0%
P-1, A-1+	U.S. Treasury Bill (d)	0.010%	04/02/2015	04/02/2015	50,000,000	49,999,986
P-1, A-1+	U.S. Treasury Bill (d)	0.010%	04/09/2015	04/09/2015	50,000,000	49,999,889
P-1, A-1+	U.S. Treasury Bill (d)	0.035%	04/16/2015	04/16/2015	30,000,000	29,999,562
P-1, A-1+	U.S. Treasury Bill (d)	0.020%	04/23/2015	04/23/2015	20,000,000	19,999,756
P-1, A-1+	U.S. Treasury Bill (d)	0.048%	04/23/2015	04/23/2015	50,000,000	49,998,549
P-1, A-1+	U.S. Treasury Bill (d)	0.027%	04/30/2015	04/30/2015	50,000,000	49,998,055
P-1, A-1+	U.S. Treasury Bill (d)	0.050%	04/30/2015	04/30/2015	50,000,000	49,998,892
P-1, A-1+	U.S. Treasury Bill (d)	0.017%	05/07/2015	05/07/2015	25,000,000	24,999,562
P-1, A-1+	U.S. Treasury Bill (d)	0.026%	05/14/2015	05/14/2015	38,000,000	37,998,820
P-1, A-1+	U.S. Treasury Bill (d)	0.028%	05/14/2015	05/14/2015	12,000,000	11,999,606
P-1, A-1+	U.S. Treasury Bill (d)	0.021%	06/04/2015	06/04/2015	25,000,000	24,999,067
P-1, A-1+	U.S. Treasury Bill (d)	0.015%	06/11/2015	06/11/2015	50,000,000	49,998,521

TOTAL TREASURY DEBT	449,990,265

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 11.9%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 1.375% - 6.625% due 11/15/2016 - 11/15/2030 valued at $23,460,155); expected proceeds $23,000,070	0.110%	04/01/2015	04/01/2015	23,000,000	23,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 10/01/2017 - 03/01/2045 valued at $15,300,567); expected proceeds $15,000,058	0.140%	04/01/2015	04/01/2015	15,000,000	15,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 1.125% - 3.040% due 04/11/2016 - 01/21/2032 valued at $40,076,105); expected proceeds $39,290,164	0.150%	04/01/2015	04/01/2015	39,290,000	39,290,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 2.500% - 10.000% due 06/01/2015 - 03/01/2045 valued at $206,040,000); expected proceeds $202,000,729	0.130%	04/01/2015	04/01/2015	202,000,000	202,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 4.000% due 11/01/2040 - 07/01/2044 valued at $58,140,001); expected proceeds $57,000,253	0.160%	04/01/2015	04/01/2015	$57,000,000	$57,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS	336,290,000

	TREASURY REPURCHASE AGREEMENTS — 4.6%
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022 valued at $108,120,029); expected proceeds $106,000,412	0.140%	04/01/2015	04/01/2015	106,000,000	106,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 04/16/2015, a U.S. Treasury Bond, 2.750% due 11/15/2042 and a U.S. Treasury Inflation Index Note, 3.375% due 04/15/2032 valued at $24,480,013); expected proceeds $24,000,093	0.140%	04/01/2015	04/01/2015	24,000,000	24,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS	130,000,000

TOTAL INVESTMENTS(e)(f)† — 101.3%	2,853,964,336
Other Liabilities in Excess of Assets — (1.3)%	(35,960,499)

NET ASSETS — 100.0%	$2,818,003,837

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.39% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.86% of net assets as of March 31, 2015.
(d)	Rate represents annualized yield at date of purchase.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes
†	Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

United States Generally Accepted Accounting Principles define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	2,853,964,336
Level 3 – Significant Unobservable Inputs	-
Total	$2,853,964,336

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 4.4%
P-1, A-1+	Kells Funding LLC (a)(b)	0.190%	04/28/2015	04/28/2015	$25,000,000	$24,996,438
P-1, A-1+	Kells Funding LLC (a)(b)	0.210%	05/26/2015	05/26/2015	100,000,000	99,967,917
P-1, A-1+	Kells Funding LLC (a)(b)	0.210%	05/27/2015	05/27/2015	25,000,000	24,991,833
P-1, A-1+	Kells Funding LLC (a)(b)	0.215%	06/23/2015	06/23/2015	50,000,000	49,975,215
P-1, A-1	Liberty Funding LLC (b)(c)	0.190%	05/11/2015	05/11/2015	70,000,000	69,985,222
P-1, A-1	Ridgefield Funding Co. LLC (a)(b)	0.310%	06/02/2015	06/02/2015	100,000,000	99,946,611

TOTAL ASSET BACKED COMMERCIAL PAPER						369,863,236

	FINANCIAL COMPANY COMMERCIAL PAPER — 20.7%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.275%	04/15/2015	10/15/2015	26,500,000	26,500,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.275%	04/15/2015	10/15/2015	26,500,000	26,500,000
P-1, A-1	BNP Paribas (b)	0.230%	05/04/2015	05/04/2015	100,000,000	99,978,917
P-1, A-1	DnB Bank ASA (b)(c)	0.200%	05/13/2015	05/13/2015	25,000,000	24,994,167
P-1, A-1	DnB Bank ASA (b)(c)	0.200%	05/18/2015	05/18/2015	140,000,000	139,963,444
P-1, A-1	DnB Bank ASA (b)(c)	0.205%	05/22/2015	05/22/2015	50,000,000	49,985,479
P-1, A-1+	Erste Abwicklungsanstalt (b)(c)	0.210%	05/20/2015	05/20/2015	50,000,000	49,985,708
P-1, A-1+	Erste Abwicklungsanstalt (b)(c)	0.220%	06/17/2015	06/17/2015	200,000,000	199,905,889
P-1, A-1+	General Electric Capital Corp. (d)	0.233%	04/07/2015	09/03/2015	15,000,000	15,000,000
P-1, A-1+	General Electric Capital Corp. (d)	0.263%	04/07/2015	10/30/2015	15,000,000	15,000,000
P-1, A-1+	HSBC Bank PLC (c)(d)	0.310%	06/22/2015	12/21/2015	86,000,000	86,000,000
P-1, A-1+	Nordea Bank AB (b)(c)	0.200%	06/17/2015	06/17/2015	40,000,000	39,982,889
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(c)	0.235%	04/09/2015	04/09/2015	30,000,000	29,998,433
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(c)	0.230%	06/10/2015	06/10/2015	50,000,000	49,977,639
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(c)	0.230%	06/19/2015	06/19/2015	100,000,000	99,949,528
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(c)	0.250%	07/07/2015	07/07/2015	50,000,000	49,966,319
P-1, A-1	Societe Generale (b)(c)	0.250%	05/04/2015	05/04/2015	75,000,000	74,982,813
P-1, A-1	Societe Generale (b)(c)	0.260%	06/11/2015	06/11/2015	75,000,000	74,961,542
P-1, A-1	Standard Chartered Bank (b)(c)	0.230%	05/13/2015	05/13/2015	100,000,000	99,973,167
P-1, A-1	Standard Chartered Bank (b)(c)	0.240%	06/09/2015	06/09/2015	50,000,000	49,977,000
P-1, A-1	Standard Chartered Bank (b)(c)	0.240%	06/12/2015	06/12/2015	75,000,000	74,964,000
P-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.175%	05/26/2015	05/26/2015	80,000,000	79,978,611
P-1, A-1	Swedbank AB (b)	0.225%	06/01/2015	06/01/2015	75,000,000	74,971,406
P-1, A-1	Swedbank AB (b)	0.225%	06/03/2015	06/03/2015	80,000,000	79,968,500
P-1, A-1	Swedbank AB (b)	0.250%	07/09/2015	07/09/2015	50,000,000	49,965,625
P-1, A-1	Swedbank AB (b)	0.250%	07/10/2015	07/10/2015	30,000,000	29,979,167
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.284%	04/23/2015	02/25/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.283%	04/27/2015	02/26/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.288%	04/13/2015	03/11/2016	28,000,000	28,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,752,910,243

	CERTIFICATES OF DEPOSIT — 41.2%
P-1, A-1	Bank of Montreal	0.180%	05/11/2015	05/11/2015	22,000,000	22,000,000
P-1, A-1	Bank of Montreal	0.220%	05/15/2015	05/15/2015	25,000,000	25,000,000
P-1, A-1	Bank of Montreal	0.200%	06/18/2015	06/18/2015	125,000,000	125,000,000
P-1, A-1	Bank of Montreal	0.180%	06/23/2015	06/23/2015	26,000,000	26,000,000
P-1, A-1	Bank of Montreal (d)	0.317%	04/20/2015	09/15/2015	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.305%	04/07/2015	09/04/2015	87,298,000	87,298,000
P-1, A-1	Bank of Nova Scotia (d)	0.273%	04/07/2015	11/05/2015	63,000,000	63,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Bank of Nova Scotia (d)	0.293%	05/26/2015	11/24/2015	$75,000,000	$75,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.275%	04/10/2015	12/04/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.240%	05/29/2015	05/29/2015	125,000,000	125,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.250%	06/22/2015	06/22/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	06/26/2015	06/26/2015	125,000,000	125,000,000
P-1, A-1	Barclays Bank	0.359%	04/01/2015	04/01/2015	100,000,000	100,000,000
P-1, A-1	Barclays Bank	0.270%	05/15/2015	05/15/2015	50,000,000	50,000,000
P-1, A-1	Barclays Bank	0.310%	05/18/2015	05/18/2015	160,000,000	160,000,000
P-1, A-1	BNP Paribas	0.240%	06/02/2015	06/02/2015	125,000,000	125,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.333%	04/07/2015	09/02/2015	52,379,000	52,379,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.295%	04/16/2015	02/16/2016	58,000,000	58,000,000
P-1, A-1	Chase Bank USA NA (d)	0.275%	04/09/2015	11/09/2015	45,000,000	45,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.270%	06/01/2015	06/01/2015	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.290%	06/03/2015	06/03/2015	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.280%	07/06/2015	07/06/2015	100,000,000	100,000,000
P-1, A-1	Credit Suisse (d)	0.357%	04/13/2015	06/11/2015	18,000,000	18,001,524
P-1, A-1	ING Bank NV	0.260%	06/02/2015	06/02/2015	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.280%	06/15/2015	06/15/2015	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.300%	07/01/2015	07/01/2015	225,000,000	225,000,000
P-1, A-1	Rabobank Nederland NV	0.210%	04/07/2015	04/07/2015	50,000,000	50,000,000
P-1, A-1	Rabobank Nederland NV	0.230%	06/17/2015	06/17/2015	43,000,000	43,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.237%	04/13/2015	09/11/2015	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.246%	04/13/2015	05/13/2015	18,000,000	18,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.246%	04/20/2015	05/20/2015	32,000,000	32,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.275%	04/10/2015	09/10/2015	40,000,000	40,000,000
P-1, A-1	Societe Generale	0.250%	05/04/2015	05/04/2015	50,000,000	50,000,000
P-1, A-1	Societe Generale	0.270%	06/29/2015	06/29/2015	50,000,000	50,000,000
P-1, A-1	Standard Chartered Bank	0.200%	04/23/2015	04/23/2015	100,000,000	100,000,000
P-1, A-1	Standard Chartered Bank	0.210%	04/27/2015	04/27/2015	15,000,000	15,000,000
P-1, A-1	Standard Chartered Bank	0.210%	04/30/2015	04/30/2015	15,000,000	15,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	05/07/2015	05/07/2015	125,000,000	125,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.250%	06/17/2015	06/17/2015	75,000,000	75,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.270%	06/29/2015	06/29/2015	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.205%	05/18/2015	05/18/2015	75,000,000	75,000,489
P-1, A-1+	Svenska Handelsbanken AB	0.205%	06/19/2015	06/19/2015	100,000,000	100,001,097
P-1, A-1+	Toronto Dominion Bank (d)	0.246%	04/20/2015	07/20/2015	55,000,000	55,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.243%	04/21/2015	07/21/2015	73,000,000	73,000,000
P-1, A-1+	Wells Fargo Bank NA	0.251%	04/08/2015	04/08/2015	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.292%	06/03/2015	09/03/2015	100,000,000	100,000,000
P-1, A-1+	Westpac Banking Corp.	0.266%	04/24/2015	04/24/2015	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT						3,477,680,110

	OTHER NOTES — 10.1%
P-1, A-1	Bank of America NA	0.240%	06/08/2015	06/08/2015	66,000,000	66,000,000
P-1, A-1	Bank of America NA	0.260%	07/06/2015	07/06/2015	18,000,000	18,000,000
P-1, A-1	Bank of America NA	0.260%	07/13/2015	07/13/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.040%	04/01/2015	04/01/2015	50,000,000	50,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.050%	04/01/2015	04/01/2015	55,000,000	55,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER NOTES - (continued)
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.424%	06/08/2015	04/06/2016	$75,000,000	$75,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	04/01/2015	04/01/2015	300,000,000	300,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.491%	06/16/2015	12/16/2015	32,000,000	32,045,183
P-1, A-1+	Royal Bank of Canada (a)(d)	0.344%	04/07/2015	04/06/2016	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)(d)	0.346%	04/27/2015	09/23/2015	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.355%	06/10/2015	04/08/2016	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.376%	04/20/2015	04/19/2016	59,000,000	59,000,000

TOTAL OTHER NOTES						855,045,183

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.7%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by various U.S. Government Obligations, 0.500% - 2.660% due 08/28/2015 - 08/28/2023, U.S. Treasury Notes, 1.625% - 4.625% due 02/15/2017 - 11/15/2021 and U.S. Treasury Strips, 0.000% due 11/15/2028 - 02/15/2029 valued at $102,000,097); expected proceeds $100,001,833	0.110%	04/02/2015	04/02/2015	100,000,000	100,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 08/01/2020 - 06/15/2052 and a U.S. Treasury Note, 1.750% due 02/28/2022 valued at $408,000,060); expected proceeds $400,008,000	0.120%	04/02/2015	04/02/2015	400,000,000	400,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 09/01/2029 - 09/01/2042 and U.S. Treasury Notes, 1.750% - 2.125% due 06/30/2021 - 02/28/2022 valued at $241,740,004); expected proceeds $237,000,922	0.140%	04/01/2015	04/01/2015	237,000,000	237,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2015 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 02/01/2026 - 02/01/2045 valued at $204,000,001); expected proceeds $200,003,500	0.090%	04/01/2015	04/01/2015	200,000,000	200,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 0.625% - 2.350% due 11/23/2016 - 04/28/2028 valued at $102,000,045); expected proceeds $100,000,417	0.150%	04/01/2015	04/01/2015	$100,000,000	$100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 2.500% - 9.000% due 11/01/2021 - 03/01/2045 valued at $51,000,001); expected proceeds $50,001,069	0.110%	04/07/2015	04/07/2015	50,000,000	50,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by various U.S. Government Obligations, 2.500% - 11.500% due 09/01/2016 - 12/01/2049 valued at $248,880,000); expected proceeds $244,000,881	0.130%	04/01/2015	04/01/2015	244,000,000	244,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,331,000,000

	TREASURY REPURCHASE AGREEMENTS — 2.4%
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2015 (collateralized by various U.S. Treasury Bonds, 3.125% - 7.625% due 11/15/2016 - 02/15/2043, U.S. Treasury Notes, 0.250% - 5.125% due 07/31/2015 - 08/15/2022 and a U.S. Treasury Strip, 0.000% due 08/15/2022 valued at $204,000,016); expected proceeds $200,003,111	0.080%	04/02/2015	04/02/2015	200,000,000	200,000,000

	OTHER REPURCHASE AGREEMENTS — 3.0%
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2015 (collateralized by various Corporate Bonds, 4.500% - 9.875% due 10/15/2016 - 03/28/2073 valued at $110,003,614); expected proceeds $100,040,611	0.430%	04/01/2015	05/04/2015	100,000,000	100,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/25/2015 (collateralized by various Common Stocks valued at $183,617,228); expected proceeds $150,220,465	0.495%	04/10/2015	07/10/2015	$150,000,000	$150,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						250,000,000

TOTAL INVESTMENTS(e)(f)† — 97.5%						8,236,498,772
Other Assets in Excess of Liabilities — 2.5%						208,862,728

NET ASSETS — 100.0%						$8,445,361,500

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.56% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.26% of net assets as of March 31, 2015.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2015.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes
†	Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2015 (unaudited)

United States Generally Accepted Accounting Principles define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	8,236,498,772
Level 3 – Significant Unobservable Inputs	-
Total	$8,236,498,772

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)            The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	May 28, 2015

By:	/s/Chad C. Hallett
Chad C. Hallett
Assistant Treasurer

Date:	May 28, 2015